PUPPY ZONE ENTERPRISES, INC.

Suite 200, 8275 S. Eastern Avenue

Las Vegas, Nevada 89123-259

Telephone: 702-938-0486

April 6, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549-0306

Attention:	John D. Reynolds
Assistant Director

Dear Mr. Reynolds:

Re: Puppy Zone Enterprises, Inc. Registration Statement on Form SB-2 Filed on November 2, 2005 File No. 333-129371

                              Thank you for your letter dated November 4, 2005 regarding the Registration Statement on Form SB-2 filed on November 2, 2005 by Puppy Zone Enterprises, Inc. (the “Company”).

As you request in your letter, we are filing an amendment to the registration statement that includes financial statements of TPZ Enterprises. We have included the audited pre-acquisition financial statements of TPZ Enterprises for each of the three years and interim periods up to the date of acquisition by the Company.

We have also provided unaudited interim financial statements for the Company for the period ended December 31, 2005 in order to comply with Item 310 of Regulation S-B.

In the amended registration statement, we have included an audit report for the Company’s financial statement.

We have not provided pro forma financial information giving effect to the acquisition because we have been informed by our accountants that in this case, such pro forma financial information would not disclose any material or useful information.

Please review the information provided in this letter, the attached blacklined amended registration statement and the particular circumstances in this situation. We believe that based on the information that we have now provided, you may determine that the pro forma financial statements are no longer required.

We understand that the purpose of your review process is to assist us in our compliance with the applicable disclosure requirements and to enhance the overall disclosure in our filing. We appreciate all of your comments.

Yours truly,

Puppy Zone Enterprises, Inc.

Per: /s/ Tamara Huculak

Tamara Huculak, President